Stock Options, Restricted Stock, and Dividend Reinvestment Plans (Summary of Assumptions to Estimate the Fair Value of Stock Options) (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	1.82%	2.41%	1.68%
Expected weighted-average lives of options granted	6 years 1 month 2 days	6 years 2 months 9 days	6 years 2 months 5 days
Expected weighted-average volatility	26.90%	32.84%	32.26%
Expected volatility range, min	24.36%	30.73%	23.67%
Expected volatility range, max	29.44%	34.95%	40.85%
Risk-free interest rate	2.07%	1.28%	1.68%